AB Active ETFs, Inc.

AB Short Duration Income ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 40.2%
Industrial – 27.0%
Basic – 1.6%
BHP Billiton Finance USA Ltd. 4.875%, 02/27/2026	U.S.$	196	$196,917
Ecolab, Inc. 2.70%, 11/01/2026		406	392,448
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		9	8,487
Glencore Funding LLC 1.625%, 09/01/2025(a)		32	30,948
5.338%, 04/04/2027(a)		373	379,267
Newmont Corp./Newcrest Finance Pty Ltd. 5.30%, 03/15/2026(a)		329	332,066
Sherwin-Williams Co. (The) 3.45%, 06/01/2027		161	156,962

			1,497,095

Capital Goods – 1.9%
Boeing Co. (The) 2.196%, 02/04/2026		426	408,359
Caterpillar Financial Services Corp. 0.90%, 03/02/2026		169	160,645
4.50%, 01/08/2027		105	105,737
4.85%, 02/27/2029		156	159,691
5.00%, 05/14/2027		81	82,633
Series D 4.35%, 05/15/2026		218	218,035
Parker-Hannifin Corp. 4.25%, 09/15/2027		228	226,801
Regal Rexnord Corp. 6.05%, 02/15/2026		377	381,761

			1,743,662

Communications - Media – 0.8%
Cox Communications, Inc. 3.35%, 09/15/2026(a)		329	319,920
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		83	80,351
Netflix, Inc. 4.375%, 11/15/2026		300	300,141

			700,412

Communications - Telecommunications – 1.2%
AT&T, Inc. 1.70%, 03/25/2026		432	413,165
T-Mobile USA, Inc. 2.625%, 04/15/2026		228	220,950
3.75%, 04/15/2027		417	409,306
Verizon Communications, Inc. 1.45%, 03/20/2026		92	87,688

			1,131,109

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 3.7%
American Honda Finance Corp. 4.90%, 03/12/2027	U.S.$	331	$335,644
Cummins, Inc. 4.90%, 02/20/2029		379	388,608
Ford Motor Credit Co., LLC 5.80%, 03/08/2029		383	389,994
5.85%, 05/17/2027		200	203,344
General Motors Financial Co., Inc. 1.25%, 01/08/2026		119	113,535
1.50%, 06/10/2026		40	37,818
2.75%, 06/20/2025		411	403,355
5.25%, 03/01/2026		46	46,221
5.40%, 04/06/2026		110	111,046
6.05%, 10/10/2025		111	112,260
Honda Motor Co., Ltd. 2.534%, 03/10/2027		164	157,059
Hyundai Capital America 1.30%, 01/08/2026(a)		61	58,164
5.25%, 01/08/2027(a)		25	25,308
5.30%, 03/19/2027(a)		322	326,617
Toyota Motor Credit Corp. 4.65%, 01/05/2029		143	144,669
5.05%, 05/16/2029		267	274,786
5.40%, 11/20/2026		231	236,010

			3,364,438

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)		36	34,282
7.00%, 08/15/2029(a)		122	128,311

			162,593

Consumer Cyclical - Other – 0.7%
Las Vegas Sands Corp. 3.50%, 08/18/2026		424	411,700
3.90%, 08/08/2029		45	42,134
Sands China Ltd. 5.125%, 08/08/2025		200	198,940

			652,774

Consumer Cyclical - Restaurants – 1.0%
McDonald’s Corp. 3.50%, 03/01/2027		364	356,782
Series G 5.00%, 05/17/2029		255	262,359
Starbucks Corp. 4.75%, 02/15/2026		52	52,173
4.85%, 02/08/2027		259	261,673

			932,987

Consumer Non-Cyclical – 6.6%
AbbVie, Inc. 2.95%, 11/21/2026		97	94,271
3.20%, 05/14/2026		273	267,668
3.60%, 05/14/2025		154	152,479

	Principal Amount (000)		U.S. $ Value

Amgen, Inc. 2.20%, 02/21/2027	U.S.$	227	$215,198
BAT International Finance PLC 1.668%, 03/25/2026		431	411,428
Cargill, Inc. 4.875%, 10/10/2025(a)		403	404,483
Cigna Group (The) 1.25%, 03/15/2026		70	66,566
CVS Health Corp. 2.875%, 06/01/2026		401	388,902
3.00%, 08/15/2026		107	103,868
5.40%, 06/01/2029		230	236,178
General Mills, Inc. 4.70%, 01/30/2027		121	121,696
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		376	366,423
Kraft Heinz Foods Co. 3.00%, 06/01/2026		164	159,775
Molson Coors Brewing Co. 3.00%, 07/15/2026		393	382,314
Mondelez International, Inc. 2.625%, 03/17/2027		164	157,083
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029		407	411,184
Philip Morris International, Inc. 0.875%, 05/01/2026		15	14,139
2.75%, 02/25/2026		65	63,352
4.875%, 02/13/2026		131	131,647
4.875%, 02/13/2029		272	276,638
5.00%, 11/17/2025		98	98,371
Reynolds American, Inc. 4.45%, 06/12/2025		126	125,364
Royalty Pharma PLC 1.20%, 09/02/2025		426	410,566
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		8	7,819
Stryker Corp. 1.15%, 06/15/2025		164	159,200
3.50%, 03/15/2026		320	314,877
Sysco Corp. 3.30%, 07/15/2026		49	47,946
Tyson Foods, Inc. 4.00%, 03/01/2026		374	370,264

			5,959,699

Energy – 1.5%
BP Capital Markets America, Inc. 5.017%, 11/17/2027		305	311,655
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	27,405
Diamondback Energy, Inc. 5.20%, 04/18/2027		290	294,814
Occidental Petroleum Corp. 5.20%, 08/01/2029		301	305,383

	Principal Amount (000)		U.S. $ Value

Pioneer Natural Resources Co. 1.125%, 01/15/2026	U.S.$	175	$167,258
5.10%, 03/29/2026		292	294,800

			1,401,315

Services – 3.0%
Amazon.com, Inc. 1.00%, 05/12/2026		436	413,677
3.15%, 08/22/2027		160	156,147
Booking Holdings, Inc. 3.60%, 06/01/2026		412	406,376
Expedia Group, Inc. 3.80%, 02/15/2028		377	366,482
Global Payments, Inc. 1.20%, 03/01/2026		170	161,245
Mastercard, Inc. 2.95%, 11/21/2026		436	424,647
PayPal Holdings, Inc. 2.65%, 10/01/2026		128	123,726
S&P Global, Inc. 2.45%, 03/01/2027		433	414,675
Visa, Inc. 3.15%, 12/14/2025		220	216,665

			2,683,640

Technology – 3.9%
Analog Devices, Inc. 3.50%, 12/05/2026		398	391,592
Apple, Inc. 0.70%, 02/08/2026		413	393,180
2.05%, 09/11/2026		347	333,037
2.45%, 08/04/2026		6	5,814
Fiserv, Inc. 3.20%, 07/01/2026		416	406,228
Honeywell International, Inc. 2.50%, 11/01/2026		440	424,886
International Business Machines Corp. 3.30%, 05/15/2026		158	154,989
Lam Research Corp. 3.75%, 03/15/2026		393	388,917
Microsoft Corp. 3.40%, 09/15/2026		416	410,546
Oracle Corp. 1.65%, 03/25/2026		166	158,507
2.65%, 07/15/2026		68	65,659
VMware LLC 1.40%, 08/15/2026		442	415,776

			3,549,131

Transportation - Airlines – 0.4%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		368	371,229

Transportation - Railroads – 0.5%
Canadian Pacific Railway Co. 1.75%, 12/02/2026		437	412,519

			24,562,603

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 12.8%
Banking – 11.2%
American Express Co. 4.99%, 05/01/2026	U.S.$	185	$184,828
5.098%, 02/16/2028		131	132,716
6.338%, 10/30/2026		398	404,810
Banco Santander SA 1.722%, 09/14/2027		200	187,694
Bank of America Corp. 1.319%, 06/19/2026		398	386,319
Bank of New York Mellon Corp. (The) 4.414%, 07/24/2026		24	23,887
Capital One Financial Corp. 4.20%, 10/29/2025		286	282,914
7.149%, 10/29/2027		327	342,905
Citigroup, Inc. 1.122%, 01/28/2027		23	21,848
1.462%, 06/09/2027		119	112,567
3.106%, 04/08/2026		208	205,254
3.20%, 10/21/2026		402	391,198
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		529	509,623
7.146%, 07/13/2027		364	377,690
Goldman Sachs Bank USA/New York NY Series B 5.283%, 03/18/2027		30	30,247
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		435	413,246
5.798%, 08/10/2026		196	197,288
Series VAR 1.093%, 12/09/2026		91	86,628
HSBC Holdings PLC 4.583%, 06/19/2029		214	212,266
5.597%, 05/17/2028		506	516,783
JPMorgan Chase & Co. 1.04%, 02/04/2027		291	276,526
1.045%, 11/19/2026		430	410,955
3.96%, 01/29/2027		139	137,535
KeyCorp 2.25%, 04/06/2027		147	138,033
Macquarie Group Ltd. 1.34%, 01/12/2027(a)		432	411,800
Morgan Stanley 4.21%, 04/20/2028		113	111,937
4.679%, 07/17/2026		401	399,264
6.138%, 10/16/2026		235	238,055
Nationwide Building Society 6.557%, 10/18/2027(a)		210	217,782
PNC Financial Services Group, Inc. (The) 4.758%, 01/26/2027		79	78,914
5.812%, 06/12/2026		392	393,917
Societe Generale SA 5.519%, 01/19/2028(a)		443	445,946
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026		412	406,763

	Principal Amount (000)		U.S. $ Value

Synchrony Financial 3.95%, 12/01/2027	U.S.$	65	$62,636
Truist Financial Corp. 1.267%, 03/02/2027		255	241,079
4.26%, 07/28/2026		407	403,211
5.90%, 10/28/2026		72	72,716
UBS Group AG 4.703%, 08/05/2027(a)		367	365,903
Wells Fargo & Co. 2.188%, 04/30/2026		149	146,044
3.908%, 04/25/2026		140	138,785

			10,118,512

Finance – 0.0%
Air Lease Corp. 3.375%, 07/01/2025		7	6,900

Insurance – 0.8%
Athene Global Funding 1.985%, 08/19/2028(a)		75	67,363
5.62%, 05/08/2026(a)		402	407,178
5.684%, 02/23/2026(a)		251	253,804

			728,345

REITs – 0.8%
American Tower Corp. 4.00%, 06/01/2025		330	327,192
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		406	406,345

			733,537

			11,587,294

Utility – 0.4%
Electric – 0.4%
DTE Energy Co. Series F 1.05%, 06/01/2025		84	81,497
Enel Finance International NV 5.125%, 06/26/2029(a)		306	310,513

			392,010

Total Corporates - Investment Grade (cost $36,057,244)			36,541,907

GOVERNMENTS - TREASURIES – 30.9%
United States – 30.9%
U.S. Treasury Notes 4.00%, 01/31/2029		1,300	1,313,406
4.00%, 07/31/2029		3,231	3,269,368
4.125%, 03/31/2029		1,453	1,475,930
4.25%, 02/28/2029		2,470	2,522,488
4.25%, 06/30/2029		2,718	2,778,219
4.375%, 07/31/2026		2,110	2,125,825
4.375%, 08/31/2028		1,036	1,059,676
4.375%, 11/30/2028		970	993,341

	Principal Amount (000)		U.S. $ Value

4.625%, 09/30/2028	U.S.$	4,330	$4,470,725
4.625%, 04/30/2029		1,060	1,099,584
4.875%, 04/30/2026		3,022	3,061,192
4.875%, 05/31/2026		2,750	2,788,672
4.875%, 10/31/2028		950	990,523
5.00%, 09/30/2025		100	100,672

Total Governments - Treasuries (cost $27,523,954)			28,049,621

ASSET-BACKED SECURITIES – 10.5%
Other ABS - Fixed Rate – 6.7%
Affirm Asset Securitization Trust Series 2023-A, Class A 6.61%, 01/18/2028(a)		383	384,369
Series 2023-B, Class 1A 6.82%, 09/15/2028(a)		350	356,396
Series 2023-B, Class A 6.82%, 09/15/2028(a)		150	152,741
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)		255	257,792
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		93	92,812
Series 2023-B, Class A 6.92%, 12/17/2036(a)		227	235,359
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		156	156,782
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		250	259,275
Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)		210	210,947
Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	304,614
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)		500	510,555
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.198%, 09/15/2031(a) (b)		283	286,670
Pagaya AI Debt Trust Series 2023-1, Class A 7.556%, 07/15/2030(a)		24	24,105
Series 2023-3, Class A 7.60%, 12/16/2030(a)		34	33,801
Series 2023-5, Class A 7.179%, 04/15/2031(a)		52	52,156
Series 2023-6, Class A 7.128%, 06/16/2031(a)		33	32,726
Series 2023-7, Class A 7.228%, 07/15/2031(a)		33	32,700

	Principal Amount (000)		U.S. $ Value

Series 2024-1, Class A 6.66%, 07/15/2031(a)	U.S.$	115	$116,711
Series 2024-2, Class A 6.319%, 08/15/2031(a)		136	137,385
Series 2024-3, Class A 6.258%, 10/15/2031(a)		126	126,687
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		159	159,351
Purchasing Power Funding LLC Series 2024-A, Class A 5.89%, 08/15/2028(a)		550	555,454
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)		60	59,834
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		250	253,331
Sotheby’s Artfi Master Trust Series 2024-1A, Class A1 6.43%, 12/22/2031(a)		550	557,597
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(a)		67	67,889
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		63	63,634
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		99	99,519
Series 2023-3, Class A 6.90%, 10/20/2033(a)		102	103,094
Verdant Receivables LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		391	397,625

			6,081,911

Autos - Fixed Rate – 3.2%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)		227	228,444
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		125	126,795
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		23	22,872
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	156,077
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		113	114,746

	Principal Amount (000)		U.S. $ Value

Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	U.S.$	144	$146,771
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		127	130,064
Series A2, Class 24-1A 6.19%, 08/15/2029(a)		236	237,388
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(a)		35	34,600
Series 2023-2, Class A 7.59%, 04/16/2029(a)		117	117,298
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		460	464,901
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)		383	386,388
Series 2023-4A, Class A 7.54%, 03/25/2032(a)		468	474,075
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		97	98,315
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		14	14,106
Series 2024-1A, Class A 6.61%, 10/15/2027(a)		167	168,008

			2,920,848

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		325	328,618
Mission Lane Credit Card Master Trust Series 2023-A, Class A 7.23%, 07/17/2028(a)		200	201,778

			530,396

Total Asset-Backed Securities (cost $9,416,295)			9,533,155

CORPORATES - NON-INVESTMENT GRADE – 8.5%
Industrial – 8.0%
Basic – 0.5%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		38	40,912
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		10	5,176
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		60	57,880
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	101	115,776

	Principal Amount (000)		U.S. $ Value

INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(a)	U.S.$	200	$215,462
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		27	27,482

			462,688

Capital Goods – 0.6%
Ball Corp. 6.00%, 06/15/2029		97	99,803
Chart Industries, Inc. 7.50%, 01/01/2030(a)		25	26,287
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		92	92,987
ESAB Corp. 6.25%, 04/15/2029(a)		26	26,673
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		19	19,864
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)		147	144,066
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)		21	22,211
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		83	85,298

			517,189

Communications - Media – 1.0%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	198,210
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	23,191
5.125%, 05/01/2027(a)		59	57,894
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		97	94,774
DISH DBS Corp. 5.25%, 12/01/2026(a)		67	57,299
5.75%, 12/01/2028(a)		32	24,543
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		65	63,719
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		108	107,848
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	118	151,648
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)	U.S.$	85	67,323
Sirius XM Radio, Inc. 5.00%, 08/01/2027(a)		70	68,557

			915,006

Consumer Cyclical - Automotive – 0.2%
Tenneco, Inc. 8.00%, 11/17/2028(a)		79	73,739

	Principal Amount (000)		U.S. $ Value

ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	160	$164,328

			238,067

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp. 5.75%, 03/01/2027(a)		62	62,197
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	27,817
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		42	42,090
5.50%, 08/31/2026(a)		31	31,089
7.25%, 01/15/2030(a)		20	21,154
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,871
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		263	258,366

			456,584

Consumer Cyclical - Other – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	85,799
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		97	94,623
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	100	114,606
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	104	105,922
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		9	8,058
5.00%, 06/01/2029(a)		45	42,529
MGM Resorts International 4.75%, 10/15/2028		74	72,076
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,736
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		64	64,829
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	20,355
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		33	32,780

			652,313

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,253
4.375%, 01/15/2028(a)		35	33,774

			50,027

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Bath & Body Works, Inc. 9.375%, 07/01/2025(a)	U.S.$	6	$6,182
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		31	31,836
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		81	69,141

			107,159

Consumer Non-Cyclical – 0.6%
Bausch + Lomb Corp. 8.375%, 10/01/2028(a)		190	200,091
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		76	78,686
Elanco Animal Health, Inc. 6.65%, 08/28/2028		82	85,169
Embecta Corp. 5.00%, 02/15/2030(a)		29	26,163
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)		27	28,678
Medline Borrower LP 3.875%, 04/01/2029(a)		26	24,589
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		56	25,686
Newell Brands, Inc. 4.875%, 06/01/2025		7	6,971
5.70%, 04/01/2026		26	25,932
6.375%, 09/15/2027		15	15,108

			517,073

Energy – 2.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		73	75,955
Buckeye Partners LP 6.875%, 07/01/2029(a)		58	59,429
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	33,052
8.375%, 01/15/2029(a)		186	193,226
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		30	29,642
8.375%, 07/01/2028(a)		213	224,975
Crescent Energy Finance LLC 9.25%, 02/15/2028(a)		88	93,123
EQM Midstream Partners LP 5.50%, 07/15/2028		74	74,596
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	15,263
8.00%, 01/15/2027		21	21,535
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	73,435

	Principal Amount (000)		U.S. $ Value

Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)	U.S.$	141	$150,437
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	11,120
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		112	96,675
6.75%, 09/15/2025(a)		56	54,617
8.75%, 03/15/2029(a)		93	77,918
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		105	107,427
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		25	25,179
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		104	108,277
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		131	137,226
9.50%, 02/01/2029(a)		98	110,438
9.875%, 02/01/2032(a)		99	110,182

			1,883,727

Other Industrial – 0.1%
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		78	80,353
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		12	12,476

			92,829

Services – 0.4%
ANGI Group LLC 3.875%, 08/15/2028(a)		127	114,962
APX Group, Inc. 6.75%, 02/15/2027(a)		88	88,087
Garda World Security Corp. 7.75%, 02/15/2028(a)		103	107,646
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		23	21,793
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		33	29,597

			362,085

Technology – 0.3%
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	43,074
Seagate HDD Cayman 8.25%, 12/15/2029		97	105,223
Virtusa Corp. 7.125%, 12/15/2028(a)		10	9,451

	Principal Amount (000)		U.S. $ Value

Western Digital Corp. 4.75%, 02/15/2026	U.S.$	163	$161,468

			319,216

Transportation - Airlines – 0.3%
American Airlines, Inc. 8.50%, 05/15/2029(a)		210	218,264
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 04/15/2029(a)		39	39,364

			257,628

Transportation - Services – 0.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		200	198,834
Hertz Corp. (The) 12.625%, 07/15/2029(a)		135	144,057
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	111,105

			453,996

			7,285,587

Financial Institutions – 0.5%
Banking – 0.0%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)	U.S.$	12	12,008

Brokerage – 0.1%
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		52	53,225

Finance – 0.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		62	60,530
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		51	52,311
8.00%, 02/15/2027(a)		12	12,515
8.00%, 06/15/2028(a)		77	82,338
SLM Corp. 3.125%, 11/02/2026		23	22,018

			229,712

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		61	62,708

REITs – 0.1%
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		76	74,434

	Principal Amount (000)		U.S. $ Value

Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	11	$11,700

			86,134

			443,787

Total Corporates - Non-Investment Grade (cost $7,528,397)			7,729,374

COLLATERALIZED LOAN OBLIGATIONS – 6.4%
CLO - Floating Rate – 6.4%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.674% (CME Term SOFR 3 Month + 1.39%), 01/20/2035(a) (d)		500	500,480
AIMCO CLO Series 2018-AA, Class A 6.567% (CME Term SOFR 3 Month + 1.28%), 04/17/2031(a) (d)		140	140,353
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 6.53% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(a) (d)		250	250,110
Apidos CLO XXX Series XXXA, Class A1AR 6.275% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a) (d)		250	250,000
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 6.59% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(a) (d)		250	250,380
Bain Capital Credit CLO Series 2019-2A, Class AR2 6.416% (CME Term SOFR 3 Month + 1.13%), 10/17/2032(a) (d)		250	250,124
Bain Capital Credit CLO Ltd. Series 2019-1A, Class AR2 6.348% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a) (d)		100	99,998
Series 2020-1A, Class A1R 6.529% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(a) (d)		215	215,103
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.663% (CME Term SOFR 3 Month + 3.36%), 04/15/2034(a) (d)		250	249,860
CIFC Funding Ltd. Series 2018-1A, Class A 6.541% (CME Term SOFR 3 Month + 1.26%), 04/18/2031(a) (d)		286	286,298
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.651% (CME Term SOFR 3 Month + 3.35%), 04/15/2035(a) (d)		250	250,205

	Principal Amount (000)		U.S. $ Value

KKR CLO 21 Ltd. Series 21, Class A 6.563% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (d)	U.S.$	291	$291,220
Neuberger Berman Loan Advisers CLO 42 Ltd Series 2021-42A, Class A 6.648% (CME Term SOFR 3 Month + 1.36%), 07/16/2035(a) (d)		500	500,823
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.513% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a) (d)		250	250,395
PPM CLO 5 Ltd. Series 2021-5A, Class A 6.741% (CME Term SOFR 3 Month + 1.46%), 10/18/2034(a) (d)		500	500,031
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.733% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (d)		550	550,797
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 6.26% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(a) (d)		250	250,000
VERDE CLO Ltd. Series 2019-1A, Class ARR 6.23% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (d)		225	225,040
Voya CLO Ltd. Series 2018-1A, Class A1 6.491% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(a) (d)		277	277,292
Series 2018-3A, Class A1R2 6.501% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a) (d)		177	176,864

Total Collateralized Loan Obligations (cost $5,735,028)			5,765,373

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Fixed Rate CMBS – 1.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		100	82,585
BANK Series 2020-BN28, Class XA 1.875%, 03/15/2063(e)		2,019	167,685
Series 2020-BN29, Class XA 1.425%, 11/15/2053(e)		968	60,876
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.469%, 05/15/2052(e)		943	45,021

	Principal Amount (000)		U.S. $ Value

BBCMS Mortgage Trust Series 2017-C1, Class XA 1.608%, 02/15/2050(e)	U.S.$	1,259	$34,546
CD Mortgage Trust Series 2016-CD1, Class XA 1.478%, 08/10/2049(e)		1,431	22,661
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.755%, 05/10/2058(e)		69	1,231
Series 2017-C8, Class XA 1.636%, 06/15/2050(e)		266	7,911
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		165	160,071
Series 2017-P7, Class XA 1.236%, 04/14/2050(e)		786	16,673
Commercial Mortgage Trust Series 2014-CR16, Class D 4.95%, 04/10/2047(a)		100	82,001
Series 2016-DC2, Class XA 1.066%, 02/10/2049(e)		2,278	19,374
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.997%, 07/10/2046(a)		100	63,454
Series 2016-GS3, Class XA 1.309%, 10/10/2049(e)		1,247	21,683
Series 2017-GS5, Class XA 0.972%, 03/10/2050(e)		1,398	23,135
Series 2017-GS7, Class XA 1.223%, 08/10/2050(e)		3,237	76,953
Series 2019-GC39, Class XA 1.254%, 05/10/2052(e)		3,604	154,532
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.173%, 08/15/2046(a)		75	54,113
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.686%, 12/15/2047(a)		100	54,649
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	92,264
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.652%, 06/15/2050(e)		990	30,182
Series 2017-C2, Class XA 1.211%, 08/15/2050(e)		1,952	47,134
Series 2018-C14, Class XA 1.043%, 12/15/2051(e)		765	22,704
Series 2018-C15, Class XA 1.049%, 12/15/2051(e)		568	17,423
Series 2019-C18, Class XA 1.128%, 12/15/2052(e)		1,233	44,487

	Principal Amount (000)		U.S. $ Value

UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.061%, 04/10/2046(a)	U.S.$	69	$59,220
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.748%, 10/15/2049(e)		748	18,628
Series 2018-C48, Class XA 1.105%, 01/15/2052(e)		747	24,496
Series 2019-C52, Class XA 1.705%, 08/15/2052(e)		846	49,911
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.555%, 06/15/2044(a)		45	39,632
Series 2011-C4, Class E 4.555%, 06/15/2044(a)		25	20,250

			1,615,485

Non-Agency Floating Rate CMBS – 0.1%
Starwood Retail Property Trust Series 2014-STAR, Class A 8.50% (PRIME + 0.00%), 11/15/2027(a) (d)		81	48,536

Total Commercial Mortgage-Backed Securities (cost $1,843,263)			1,664,021

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 6.849% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)		150	150,589
Series 2022-HQA1, Class M1B 8.849% (CME Term SOFR + 3.50%), 03/25/2042(a) (d)		20	20,891
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C04, Class 1B 15.713% (CME Term SOFR + 10.36%), 01/25/2029(d)		118	133,910
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 9.161% (CME Term SOFR + 3.81%), 11/27/2031(a) (d)		12	11,633

			317,023

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(e)		58	10,615

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(e)	U.S.$	30	$267
Series 2016-26, Class IO 5.00%, 05/25/2046(e)		122	16,857
Series 2016-31, Class IO 5.00%, 06/25/2046(e)		167	23,751
Series 2016-64, Class BI 5.00%, 09/25/2046(e)		19	2,507

			53,997

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 0.632% (5.99% - CME Term SOFR), 08/15/2044(d) (f)		73	9,209
Federal National Mortgage Association REMICs Series 2012-17, Class ES 1.087% (6.44% - CME Term SOFR), 03/25/2041(d) (f)		36	1,386
Series 2012-17, Class SE 0.487% (5.84% - CME Term SOFR), 03/25/2042(d) (f)		55	7,972
Series 2019-25, Class SA 0.587% (5.94% - CME Term SOFR), 06/25/2049(d) (f)		36	4,104
Series 2019-42, Class SQ 0.587% (5.94% - CME Term SOFR), 08/25/2049(d) (f)		33	3,679

			26,350

Total Collateralized Mortgage Obligations (cost $382,895)			397,370

BANK LOANS – 0.4%
Industrial – 0.3%
Capital Goods – 0.0%
Chariot Buyer LLC 8.597% (SOFR 1 Month + 3.25%), 11/03/2028(g)		10	9,733

Communications - Media – 0.0%
DirecTV Financing LLC 10.611% (SOFR 1 Month + 5.25%), 08/02/2029(g)		23	22,739

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 7.747% (SOFR 1 Month + 2.50%), 08/25/2028(g)		139	138,867

Energy – 0.1%
GIP II Blue Holding LP 8.997% (SOFR 1 Month + 3.75%), 09/29/2028(g)		61	61,500

	Principal Amount (000)		U.S. $ Value

Parkway Generation LLC 10.264% (SOFR 3 Month + 4.75%), 02/18/2029(g)	U.S.$	16	$15,747

			77,247

Technology – 0.0%
Amentum Government Services Holdings LLC 9.361% (SOFR 1 Month + 4.00%), 01/29/2027(b) (g)		3	2,880
Ascend Learning LLC 11.097% (SOFR 1 Month + 5.75%), 12/10/2029(g)		30	28,725
FINThrive Software Intermediate Holdings, Inc. 12.111% (SOFR 1 Month + 6.75%), 12/17/2029(g)		20	8,287
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(b) (g) (h) (i)		72	543

			40,435

			289,021

Financial Institutions – 0.1%
Finance – 0.1%
Orbit Private Holdings I Ltd. 10.014% (SOFR 6 Month + 4.50%), 12/11/2028(b) (g)		29	29,470

Total Bank Loans (cost $400,181)			318,491

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(j) (k) (l) (cost $233,495)		233,495	233,495

Total Investments – 99.4% (cost $89,120,752)(m)			90,232,807
Other assets less liabilities – 0.6%			571,909

Net Assets – 100.0%			$90,804,716

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	2	December 2024	$415,094	$(641)
U.S. T-Note 5 Yr (CBT) Futures	18	December 2024	1,969,172	(2,367)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	6	December 2024	681,375	3,656

				$648

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	488	USD	536	10/25/2024	$(6,397)
State Street Bank & Trust Co.	GBP	105	USD	139	11/08/2024	1,019

						$(5,378)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	(1.00)%	Quarterly	0.61%	USD	4,080	$(78,147)	$(59,246)	$(18,901)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00	Quarterly	3.21	USD	850	69,637	54,284	15,353
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00	Quarterly	0.49	USD	4,080	98,926	85,794	13,132
iTraxx Xover Series 41, 5 Year Index, 06/20/2029*	5.00	Quarterly	2.88	EUR	640	68,742	57,527	11,215

						$159,158	$138,359	$20,799

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $28,361,407 or 31.2% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(e)	IO - Interest Only.
(f)	Inverse interest only security.
(g)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2024.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	Affiliated investments.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,530,906 and gross unrealized depreciation of investments was $(402,782), resulting in net unrealized appreciation of $1,128,124.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Short Duration Income ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$36,541,907	$—	$36,541,907
Governments - Treasuries	—	28,049,621	—	28,049,621
Asset-Backed Securities	—	9,246,485	286,670	9,533,155
Corporates - Non-Investment Grade	—	7,729,374	—	7,729,374
Collateralized Loan Obligations	—	5,765,373	—	5,765,373
Commercial Mortgage-Backed Securities	—	1,664,021	—	1,664,021
Collateralized Mortgage Obligations	—	397,370	—	397,370
Bank Loans	—	285,598	32,893	318,491
Short-Term Investments	233,495	—	—	233,495

Total Investments in Securities	233,495	89,679,749	319,563	90,232,807
Other Financial Instruments(a):
Assets:
Futures	3,656	—	—	3,656
Forward Currency Exchange Contracts	—	1,019	—	1,019
Centrally Cleared Credit Default Swaps	—	237,305	—	237,305
Liabilities:
Futures	(3,008)	—	—	(3,008)
Forward Currency Exchange Contracts	—	(6,397)	—	(6,397)
Centrally Cleared Credit Default Swaps	—	(78,147)	—	(78,147)

Total	$234,143	$89,833,529	$319,563	$90,387,235

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$8,717	$8,484	$233	$12